UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

AMT-Free Municipal Bond Portfolio

Delaware Municipal Bond Portfolio

Kentucky Municipal Bond Portfolio

Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 03/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2009 (Unaudited)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Mortgage-Backed Securities — 0.0%	Par (000)	Value
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Assoc. I,
6.00%, 11/15/31	$2	$2,538

Municipal Bonds
Alabama — 0.4%
Tuscaloosa Special Care Facilities Financing Authority RB (CapStone Village Project) Series 2005A,
5.13%, 8/01/15(a)	2,000	1,313,660

Arizona — 0.2%
Pima County IDA Education RB (Arizona Charter School Project) Series 2007O,
5.25%, 7/01/31	1,285	779,610

California — 17.2%
Antelope Valley Healthcare District RB Series 2002A,
5.25%, 9/01/17	3,000	2,520,960
California GO Series 2009,
6.50%, 4/01/33	9,700	10,209,832
California Statewide Communities Development Authority RB (Catholic Healthcare West Project) Series 2008E,
5.50%, 7/01/31	2,250	2,045,902
Foothill Eastern Transportation Corridor Agency Toll Road RB Series 1999,
5.75%, 1/15/40	8,500	6,085,150
Los Angeles Community College District GO (2001 Election Project) Series 2008E-1,
5.00%, 8/01/33	4,000	3,852,560
Los Angeles County Metropolitan Transportation Authority RB Series 1993A (Dexia Credit Local SBPA, MBIA Insured),
6.00%, 7/01/20(b)	15,000	15,000,000
Metropolitan Water District of Southern California RB Series 2006B,
5.00%, 7/01/35	3,170	3,110,658
Metropolitan Water District of Southern California RB Series 2009A,
5.00%, 1/01/39	1,000	974,240
Modesto Irrigation District COP Series 2009A,
6.00%, 10/01/39	1,700	1,697,161
Pittsburg Redevelopment Agency Tax Allocation (Los Medanos Community Project) Series 2008A,
6.50%, 9/01/28	2,000	1,980,300
San Francisco Community College District GO Series 2007B (FSA Insured),
5.00%, 6/15/31	10,000	9,497,700
Santa Clara County Financing Authority RB Series 2008L,
5.25%, 5/15/36	3,000	2,886,570
Stockton-East Water District COP Series 2002B (MBIA Insured, FGIC Insured),
7.29%, 4/01/28(c)	4,495	1,153,147

		61,014,180

Colorado — 0.2%
Colorado Health Facilities Authority RB (Catholic Health Initiatives Project) Series 2008D,
6.25%, 10/01/33	750	768,337

District of Columbia — 1.0%
District of Columbia RB Series 2009A,
5.50%, 12/01/30	3,530	3,647,726

Florida — 12.8%
Ave Maria Stewardship Community Development District Special Assessment Series 2006,
4.80%, 11/01/12	1,000	653,910
Broward County RB Series 2009A,
5.25%, 10/01/34	1,400	1,373,386
Florida Board of Education GO Series 2000D,
5.75%, 6/01/22	7,800	8,108,100
Florida Board of Education GO Series 2008A,
5.38%, 6/01/33	4,000	4,079,760
5.50%, 6/01/38	4,750	4,879,960
JEA Bulk Power Supply System RB (Scherer 4 Project) Series 2008A,
6.00%, 10/01/37	2,000	2,052,860
Miami-Dade County GO (Building Better Communities Project) Series 2008B,
6.38%, 7/01/28	1,550	1,702,536
Miami-Dade County GO (Building Better Communities Project) Series 2009B-1,
6.00%, 7/01/38	5,000	5,084,600
Miami-Dade County RB Series 2008C,
6.00%, 10/01/23	5,000	5,331,650
Orange County Health Facilities Authority RB (Orlando Lutheran Towers, Inc. Project) Series 2007,
5.50%, 7/01/32	1,250	753,750
Orange County School Board COP Series 2009A (Assured Guaranty Ltd. Insured),
5.50%, 8/01/34	2,300	2,270,100
Panther Trace II Community Development District Special Assessment Series 2006,
5.13%, 11/01/13	2,975	1,848,635
Riviera Beach Utility Special District Water & Sewer RB Series 2004 (MBIA Insured, FGIC Insured),
5.00%, 10/01/29	4,245	3,438,747

Portfolios Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of certain securities have been abbreviated according to the list on the right.	AMBAC	American Municipal Bond Assurance Corp.	HUD	Housing and Urban Development
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	ACA-CBI	American Capital Access Corp. Certificate of Bond Insurance	ISD	Independent School District
	CIFG	CDC IXIS Financial Guaranty	MBIA	Municipal Bond Insurance Association
	COP	Certificates of Participation	PCRB	Pollution Control Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	PSF-GTD	Permanent School Fund Guaranteed
	FSA	Financial Security Assurance	RB	Revenue Bonds
	GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreements
			SO	Special Obligation

MARCH 31, 2009	1

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Tampa Water & Sewer RB Series 2002 (FSA Insured),
6.00%, 10/01/14	$1,000	$1,155,730
6.00%, 10/01/16	1,455	1,700,124
Tolomato Community Development District Special Assessment Series 2007,
6.45%, 5/01/23	1,500	1,107,510

		45,541,358

Georgia — 1.7%
Atlanta Airport Facilities RB Series 1994A (AMBAC Insured),
6.50%, 1/01/10	1,000	1,044,850
Forsyth County School District GO Series 1992,
6.70%, 7/01/12	825	885,448
Gainesville Redevelopment Authority Educational Facility RB (Riverside Military Academy Project) Series 2007,
5.13%, 3/01/27	1,440	882,590
Georgia Municipal Electric Authority Power RB (General Resolution Projects) Series 2008D,
6.00%, 1/01/23	2,000	2,137,320
Georgia Municipal Electric Authority Power RB Series 1993BB (GO of Participants Insured),
5.70%, 1/01/19	1,000	1,089,180

		6,039,388

Illinois — 5.8%
Chicago Motor Fuel Tax RB (Motor Fuel Tax Project) Series 2008A (Assured Guaranty Ltd. Insured),
5.00%, 1/01/38	5,000	4,851,250
Chicago Transit Authority RB (Federal Transit Administration Section 5309 Project) Series 2008A (Assured Guaranty Ltd. Insured),
6.00%, 6/01/26	2,575	2,817,822
Illinois Finance Authority RB (Advocate Health Care Network Project) Series 2008D,
6.50%, 11/01/38	1,100	1,124,299
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009A,
6.00%, 8/15/39	1,800	1,767,780
Illinois Finance Authority RB (Rush University Medical Center Obligation Group Project) Series 2009A,
7.25%, 11/01/38	3,400	3,425,330
Illinois Finance Authority RB (Sherman Health Systems Project) Series 2007A,
5.50%, 8/01/37	1,750	1,135,418
Illinois Finance Authority RB (University of Chicago Project) Series 2009B,
6.25%, 7/01/38	5,000	5,454,050

		20,575,949

Indiana — 0.3%
Indiana Health Facility Financing Authority Hospital RB (Methodist Hospital, Inc. Project) Series 2001,
5.50%, 9/15/31	1,320	955,759

Kentucky — 0.7%
Kentucky Property & Buildings Commission RB (Project No. 93) Series 2009 (Assured Guaranty Ltd. Insured),
5.25%, 2/01/29	2,500	2,536,250

Louisiana — 0.8%
New Orleans Aviation Board RB (Restructuring Garbs Project) Series 2009A-2 (Assured Guaranty Ltd. Insured),
6.00%, 1/01/23	1,370	1,382,933
Orleans Levee District RB (Public Improvement Project) Series 1986 (FSA Insured),
5.95%, 11/01/15	1,565	1,568,474

		2,951,407

Maryland — 0.5%
Howard County Retirement RB (Vantage House Facility Project) Series 2007A,
5.25%, 4/01/27	1,500	942,360
Maryland Health & Higher Educational Facilities Authority RB (King Farm Presbyterian Retirement Community, Inc. Project) Series 2007B,
5.00%, 1/01/17	1,000	762,380

		1,704,740

Massachusetts — 0.2%
Massachusetts Development Finance Agency RB (Linden Ponds, Inc. Facility Project) Series 2007A,
5.75%, 11/15/35	1,000	563,920

Michigan — 1.6%
Detroit Water Supply System RB Series 2006B (FSA Insured),
7.00%, 7/01/36	1,250	1,345,513
Michigan Building Authority RB (Facilities Project) Series 2008I,
6.25%, 10/15/38	1,250	1,325,300
Royal Oak Hospital Finance Authority RB (William Beaumont Hospital Project) Series 2009,
8.25%, 9/01/39	2,935	3,124,278

		5,795,091

Minnesota — 0.3%
Minneapolis RB (Fairview Health Services Project) Series 2008A,
6.75%, 11/15/32	1,000	1,020,440

Multi-State — 4.3%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(d)(e)	3,000	3,021,870
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(d)(e)	9,000	9,480,960
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(d)(e)	4,000	2,799,400

		15,302,230

Nebraska — 0.2%
Omaha Public Power District Electric RB Series 1992B,
6.15%, 2/01/12	750	811,102

Nevada — 3.9%
Clark County Water Reclamation District GO Series 2009B,
5.75%, 7/01/38	6,685	6,903,934
Henderson Health Care Facility RB (Catholic Healthcare West Project) Series 2007B,
5.25%, 7/01/31	6,600	5,547,366

2	MARCH 31, 2009

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
Las Vegas GO (Performing Arts Center Project) Series 2009,
6.00%, 4/01/34	$1,475	$1,483,806

		13,935,106

New Jersey — 6.7%
Monmouth County Improvement Authority RB (Brookdale Community College Project) Series 2008 (County Guaranty),
6.00%, 8/01/38	3,600	3,862,836
New Jersey Health Care Facilities Financing Authority RB (Saint Barnabas Health Care Systems Project) Series 2006A,
5.00%, 7/01/29	2,575	1,842,541
New Jersey Highway Authority RB (Garden State Parkway Project) Series 1992,
6.20%, 1/01/10	2,740	2,830,365
New Jersey Housing & Mortgage Finance Agency RB Series 2008AA,
6.50%, 10/01/38	4,500	4,704,210
New Jersey Transportation Trust Fund Authority RB (Transportation Systems Project) Series 2000A,
6.00%, 6/15/10(f)	10,000	10,647,100

		23,887,052

New York — 8.8%
Babylon Industrial Development Agency RB (Ogden Martin Project) Series 1998 (FSA Insured, JPMorgan Chase & Co. SBPA),
2.90%, 1/01/19(b)	4,175	4,175,000
Long Island Power Authority RB Series 2008A,
6.00%, 5/01/33	3,700	3,821,286
Long Island Power Authority RB Series 2009A,
6.25%, 4/01/33	1,610	1,703,589
Metropolitan Transportation Authority RB Series 2008C,
6.50%, 11/15/28	4,300	4,599,366
New York City GO Series 2008E-1,
6.25%, 10/15/28	2,500	2,699,275
New York City Housing Development Corp. RB Series 2008M,
6.88%, 11/01/38	2,085	2,232,847
New York City Municipal Water Finance Authority RB Series 2009FF-2,
5.50%, 6/15/40	4,150	4,262,175
New York Urban Development Corp. RB (State Personal Income Tax Project) Series 2009B-1,
5.00%, 3/15/36	1,500	1,463,100
New York Urban Development Corp. RB Series 2008D,
5.25%, 1/01/21	2,750	2,900,040
Triborough Bridge & Tunnel Authority RB Series 2009A-2 (GO of Authority Insured),
5.38%, 11/15/38	3,150	3,207,834

		31,064,512

North Carolina — 1.1%
North Carolina Medical Care Commission Retirement Facility RB (The Forest of Duke, Inc. Project) Series 2007,
5.13%, 9/01/27	2,000	1,563,100
North Carolina Municipal Power Agency No. 1 RB (Catawba Electric Project) Series 1992 (MBIA Insured),
6.00%, 1/01/10	300	308,445
North Carolina Municipal Power Agency No. 1 RB (Catawba Electric Project) Series 1999B,
6.50%, 1/01/20	2,000	2,040,080

		3,911,625

Pennsylvania — 5.6%
Delaware Valley Regional Financial Authority Local Government RB Series 2002,
5.75%, 7/01/32	10,000	10,378,400
Philadelphia GO Series 2007B (FSA Insured, Dexia Credit Local SBPA),
3.50%, 8/01/31(b)	9,455	9,455,000

		19,833,400

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Hospital Financing RB (Lifespan Obligated Group Project) Series 1996,
5.50%, 5/15/16	200	198,674
Rhode Island Health & Educational Building Corp. Hospital Financing RB (Lifespan Obligated Group Project) Series 2009A (Assured Guaranty Ltd. Insured),
7.00%, 5/15/39	1,500	1,579,170

		1,777,844

South Carolina — 0.3%
South Carolina Jobs Economic Development Authority Health Facility RB (Episcopal Church Project) Series 2007,
5.00%, 4/01/24	1,500	1,175,940

Texas — 10.9%
Austin Water & Sewer System RB Series 2009A,
5.13%, 11/15/29	2,000	2,020,300
Grand Prairie Independent School District GO Series 2000A (PSF-GTD Insured),
5.80%, 8/15/11(f)	4,925	5,475,319
Harris County Health Facilities Development Corp. RB (Memorial Hermann Healthcare System Project) Series 2008B,
7.13%, 12/01/31	1,500	1,555,425
7.25%, 12/01/35	500	519,995
Harris County Hospital District RB Series 2007A (MBIA Insured),
5.13%, 2/15/32	6,500	5,708,950
Houston GO (Public Improvement Project) Series 2008A,
5.25%, 3/01/28	5,000	5,103,250
Houston Utilities System RB Series 2009 (Assured Guaranty Ltd. Insured),
6.00%, 11/15/35	4,800	5,006,784
North Texas Tollway Authority RB Series 2008F,
6.13%, 1/01/31	10,000	9,610,300
Texas Water Financial Assistance GO Series 2000,
5.75%, 8/01/22	3,445	3,562,268

		38,562,591

Utah — 0.0%
Salt Lake City Hospital RB (IHC Health Services, Inc. Project) Series 1988A,
8.13%, 5/15/15	90	105,094

MARCH 31, 2009	3

Schedule of Investments (continued)	AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 0.5%
Reynolds Crossing Community Development Authority Special Assessment (Reynolds Crossing Project) Series 2007,
5.10%, 3/01/21	$1,000	$802,450
Watkins Centre Community Development Authority RB Series 2007,
5.40%, 3/01/20	1,000	773,270

		1,575,720

Washington — 7.7%
Pierce County School District No. 416 GO (White River Project) Series 2000 (School Board Guaranty Insured),
6.00%, 12/01/10(f)	5,345	5,796,065
Snohomish County Public Utility District No. 1 RB Series 2002A-2 (Dexia Credit Local SBPA, FSA Insured),
3.50%, 12/01/19(b)	5,000	5,000,000
Washington GO Series 2000B,
6.00%, 1/01/10(f)	14,000	14,579,880
Washington Health Care Facilities Authority RB (Catholic Health Initiatives Project) Series 2008D,
6.38%, 10/01/36	2,000	2,039,220

		27,415,165

Total Municipal Bonds — 94.2%		334,565,196

Municipal Bonds Transferred to Tender Option Bond Trusts (g)
New York — 3.7%
New York Dormitory Authority Personal Income Tax RB Series 2008B,
5.75%, 3/15/36	3,000	3,160,260
New York Environmental Facilities Corp. Clean Water & Drinking RB (New York City Municipal Water Project) Series 2002K,
5.00%, 6/15/28	10,000	10,061,000

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.7%		13,221,260

Total Long-Term Investments (Cost — $356,897,473) — 97.9%		347,788,994

Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund,
0.55%(h)(i)	37,650,000	37,650,000
Wilmington Tax-Free Money Market Fund,
0.12%(i)	6,919	6,919

Total Short-Term Securities (Cost — $37,656,919) — 10.6%		37,656,919

Total Investments (Cost — $394,554,392*) — 108.5%		385,445,913
Liabilities in Excess of Other Assets — (6.5)%		(23,223,165)
Liability for Trust Certificates, Including Interest and Fees Payable — (2.0)%		(7,016,766)

Net Assets — 100.0%		$355,205,982

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$386,904,947

Gross unrealized appreciation	$8,497,225
Gross unrealized depreciation	(16,956,259)

Net unrealized depreciation	$(8,459,034)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate during the period were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional
Tax-Exempt Fund	$100,000	†	$227,382

†	Represents net purchase cost.

(i)	Represents current yield as of report date.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

4	MARCH 31, 2009

Schedule of Investments (concluded)	AMT-Free Municipal Bond Portfolio

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$37,656,919
Level 2	347,788,994
Level 3	—

Total	$385,445,913

MARCH 31, 2009	5

Schedule of Investments March 31, 2009 (Unaudited)	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware — 60.9%
City, County & State — 10.1%
Delaware GO Series 2005C,
5.00%, 3/01/23	$1,500	$1,671,600
Delaware River & Bay Authority RB Series 2003 (MBIA Insured),
5.25%, 1/01/13(a)	1,000	1,130,360
New Castle County GO Series 2007A,
5.00%, 7/15/24	2,000	2,136,740

		4,938,700

Education — 2.2%
Delaware Economic Development Authority RB (Delaware Technology Park University of Delaware Project) Series 2000 (AMBAC Insured),
6.00%, 2/01/10(a)	1,000	1,055,680

Hospital — 12.1%
Delaware Health Facilities Authority RB (Beebe Medical Center Project) Series 2004A,
5.50%, 6/01/24	1,000	813,490
Delaware Health Facilities Authority RB (Catholic Health East Project) Series 2003D,
5.13%, 11/15/24	1,750	1,594,355
5.25%, 11/15/28	2,225	1,984,477
Delaware Health Facilities Authority RB (Christiana Care Health Services Project) Series 2003 (AMBAC Insured),
5.25%, 10/01/12	1,500	1,513,095

		5,905,417

Housing — 10.8%
Delaware Economic Development Authority RB (First Mortgage Gilpin Project) Series 1998 (ACA-CBI Insured),
5.63%, 7/01/19	2,000	1,554,240
Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 1992C (HUD Section 8 Insured),
7.38%, 1/01/15	1,115	1,004,336
Delaware Housing Authority RB (Multi-Family Mortgage Project) Series 2001A,
5.40%, 7/01/24	1,600	1,637,264
Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2000A-1 AMT (MBIA Insured),
5.90%, 7/01/20	600	614,628
Delaware Housing Authority RB (Senior Single Family Mortgage Project) Series 2002A AMT (FSA Insured),
5.40%, 1/01/34	510	475,101

		5,285,569

Industrial & Pollution Control — 4.1%
Delaware Solid Waste Authority PCRB Series 2006 (MBIA Insured),
5.00%, 6/01/23	2,000	2,020,260

Power — 10.1%
Delaware Economic Development Authority PCRB (Delmarva Power Project) Series 2002B (AMBAC Insured),
5.20%, 2/01/19	1,000	984,740
Delaware Economic Development Authority RB (Delmarva Power Project) Series 2000D AMT,
5.65%, 7/01/28(b)	3,850	3,951,101

		4,935,841

Transportation — 9.5%
Delaware Transportation Authority Motor Fuel Tax RB Series 2008,
5.00%, 7/01/27	500	514,515
Delaware Transportation Authority Motor Fuel Tax RB Series 2008A,
4.38%, 7/01/28	2,000	1,873,280
Wilmington Parking Authority Guaranteed Parking RB Series 2002 (FSA Insured),
5.25%, 9/15/14	1,500	1,683,825
5.25%, 9/15/15	500	561,860

		4,633,480

Water & Sewer — 2.0%
Delaware Economic Development Authority RB (United Water Delaware, Inc. Project) Series 1995 AMT (AMBAC Insured),
6.20%, 6/01/25	1,000	999,960

		29,774,907

Guam — 0.5%
Water & Sewer — 0.5%
Guam Government Waterworks Authority RB Series 2005,
5.88%, 7/01/35	320	251,165

Multi-State — 9.7%
City, County & State — 9.7%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(c)(d)	1,000	1,007,290
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(c)(d)	1,000	1,053,440
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(c)(d)	2,000	1,399,700
7.75%, 11/01/10(c)(d)	2,000	1,299,700

		4,760,130

Puerto Rico — 19.4%
Lease Revenue — 14.1%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/17	2,000	2,097,660
5.50%, 10/01/19	1,850	1,940,336
5.38%, 10/01/24	1,000	1,045,500
Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 1998A (AMBAC Insured),
5.38%, 6/01/14	1,575	1,790,523

		6,874,019

Power — 2.5%
Puerto Rico Electric Power Authority RB Series 2007TT,
5.00%, 7/01/32	1,500	1,198,500

6	MARCH 31, 2009

Schedule of Investments (continued)	Delaware Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp. RB Series 2007A,
5.25%, 8/01/49	$500	$407,555

Transportation — 2.0%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC,
5.50%, 7/01/31	1,000	801,460
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC (FSA Insured),
5.25%, 7/01/36	200	192,418

		993,878

		9,473,952

Total Municipal Bonds — 90.5%		44,260,154

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Puerto Rico — 4.3%
Lease Revenue — 4.3%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/18(b)	2,000	2,097,660

Total Long-Term Investments (Cost — $48,711,769) — 94.8%		46,357,814

Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund,
0.55%(f)(g)	3,200,000	3,200,000
Wilmington Tax-Free Money Market Fund,
0.12%(g)	63,835	63,835

Total Short-Term Securities (Cost — $3,263,835) — 6.7%		3,263,835

Total Investments (Cost — $51,975,604*) — 101.5%		49,621,649
Other Assets in Excess of Liabilities — 0.5%		255,018
Liability for Trust Certificates, Including Interest and Fees Payable — (2.0)%		(1,001,833)

Net Assets — 100.0%		$48,874,834

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$50,836,774

Gross unrealized appreciation	$1,154,389
Gross unrealized depreciation	(3,369,514)

Net unrealized depreciation	$(2,215,125)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate during the period were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional
Tax-Exempt Fund	$2,000,000	†	$24,876

†	Represents net sales cost.

(g)	Represents current yield as of report date.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

MARCH 31, 2009	7

Schedule of Investments (concluded)	Delaware Municipal Bond Portfolio

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$3,263,835
Level 2	46,357,814
Level 3	—

Total	$49,621,649

8	MARCH 31, 2009

Schedule of Investments March 31, 2009 (Unaudited)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.3%
Water & Sewer — 0.3%
Guam Government Waterworks Authority RB Series 2005,
5.88%, 7/01/35	$220	$172,676

Kentucky — 80.9%
City, County & State — 18.9%
Bowling Green GO (Public Project) Series 2007 (MBIA Insured),
4.25%, 12/01/32	1,255	1,102,379
Christian County Public Courthouse Corp. Lease RB (Court Facilities Project) Series 2007 (AMBAC Insured),
4.00%, 8/01/17	1,135	1,147,962
Hopkins County GO (Detention Facilities Project) Series 2000 (FGIC Insured),
5.75%, 2/01/10(a)	1,800	1,896,498
Kentucky Property & Buildings Commission RB (Project No. 93) Series 2009 (Assured Guaranty Ltd. Insured),
5.25%, 2/01/29	1,000	1,014,500
Kentucky Property & Buildings Commission RB Series 2008,
5.38%, 11/01/23	3,000	3,151,140
Lexington-Fayette Urban County Government GO Series 2000A,
5.75%, 2/01/20	1,500	1,562,250
Louisville & Jefferson County Metropolitan Government Parking Authority RB Series 2009A,
5.38%, 12/01/39	2,000	1,943,660
Taylor County GO (Detention Facilities Project) Series 2007 (CIFG Insured),
4.50%, 9/01/32	1,000	863,270

		12,681,659

Education — 10.2%
Bowling Green ISD Finance Corp. RB Series 2000, 5.75%,
1/01/18-1/01/20	2,185	2,266,981
Bullitt County School District Finance Corp. RB Series 2006 (FSA Insured),
4.13%, 12/01/24	1,300	1,169,506
Jefferson County School District Finance Corp. RB (School Building Project) Series 1999A (FSA Insured),
5.25%, 1/01/14	2,000	2,038,620
Jefferson County School District Finance Corp. RB (School Building Project) Series 2006B (FSA Insured),
4.13%, 12/01/25	1,500	1,389,375

		6,864,482

Hospital — 13.0%
Kentucky Economic Development Finance Authority Health System RB (Norton Healthcare, Inc. Project) Series 2000A,
6.63%, 10/01/10(a)	1,370	1,492,971
6.63%, 10/01/28	380	340,157
Kentucky Economic Development Finance Authority RB (Baptist Healthcare System Project) Series 2009A,
5.38%, 8/15/24	1,995	2,001,943
5.63%, 8/15/27	1,000	1,006,570
Louisville & Jefferson County Metropolitan Government Health Facilities RB (Jewish Hospital & St. Mary’s Healthcare, Inc. Project) Series 2008,
6.13%, 2/01/37	1,000	984,800
Louisville & Jefferson County Metropolitan Government Health System RB (Norton Health Care, Inc. Project) Series 2006,
5.25%, 10/01/36	2,750	2,133,203
Warren County Hospital Facilities RB (Community Hospital Corp. Project) Series 2007A,
5.00%, 8/01/29	1,000	784,720

		8,744,364

Housing — 2.8%
Kenton County Public Properties Corp. RB (First Mortgage Court Facilities Project) Series 2007 (AMBAC Insured),
4.38%, 3/01/29	1,750	1,582,245
Kentucky Housing Corp. RB Series 2001F AMT (Federal National Mortgage Assoc. Collateralized Insured),
5.45%, 1/01/32	295	278,111

		1,860,356

Industrial & Pollution Control — 1.2%
Trimble County Environmental Facilities RB Series 2007 AMT (AMBAC Insured),
6.00%, 3/01/37	1,000	789,850

Lease Revenue — 1.5%
Kentucky Economic Development Finance Authority RB (Louisville Arena Project) Sub-Series 2008A-1 (Assured Guaranty Ltd. Insured),
6.00%, 12/01/33	1,000	1,013,260

Power — 1.6%
Frankfort Electric & Water Plant Board RB Series 1999 (AMBAC Insured),
5.60%, 12/01/19	1,045	1,068,502

Transportation — 16.7%
Kentucky Turnpike Authority Economic Development RB (Revitalization Project) Series 2001A (AMBAC Insured),
5.50%, 7/01/15	1,000	1,142,690
Kentucky Turnpike Authority Economic Development RB (Revitalization Projects) Series 2008A,
5.00%, 7/01/27-7/01/28	1,500	1,517,625
Louisville & Jefferson County Regional Airport Authority RB (Airport System Project) Series 2001A AMT (FSA Insured),
5.75%, 7/01/15	1,755	1,790,714

MARCH 31, 2009	9

Schedule of Investments (continued)	Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky (concluded)
Transportation (concluded)
Louisville & Jefferson County Regional Airport Authority RB (Special Facilities Project) Series 1999 AMT,
5.50%, 3/01/19	$3,000	$2,525,700
Louisville Regional Airport Authority RB Series 2005A AMT,
5.00%, 7/01/18	4,345	4,237,896

		11,214,625

Water & Sewer — 15.0%
Kentucky Rural Water Finance Corp. RB Series 2007A (MBIA Insured),
4.38%, 2/01/32	585	516,613
Lexington-Fayette Urban County Government Sewer System RB Series 2001A,
5.00%, 7/01/21	1,935	2,008,569
Louisville & Jefferson County Metropolitan Sewer & Drain Systems RB Series 1999A (FGIC Insured),
5.75%, 5/15/33	3,750	3,783,262
Louisville Waterworks Board Water System RB (Louisville Water Co. Project) Series 2000 (FSA Insured),
5.25%, 11/15/16	2,590	2,731,777
Owensboro RB Series 2009 (Assured Guaranty Ltd. Insured),
5.00%, 9/15/26	1,005	1,021,643

		10,061,864

		54,298,962

Multi-State — 9.7%
City, County & State — 9.7%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(b)(c)	1,000	1,007,290
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(b)(c)	4,000	4,213,760
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
7.75%, 11/01/10(b)(c)	2,000	1,299,700

		6,520,750

Puerto Rico — 5.3%
Lease Revenue — 1.5%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.38%, 10/01/24	1,000	1,045,500

Transportation — 3.8%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2007CC (Assured Guaranty Ltd. Insured),
5.50%, 7/01/31	2,500	2,525,450

		3,570,950

Total Municipal Bonds — 96.2%		64,563,338

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Puerto Rico — 3.1%
Lease Revenue — 3.1%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/18(e)	2,000	2,097,660

Total Long-Term Investments (Cost — $68,502,994) — 99.3%		66,660,998

Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund,
0.55%(f)(g)	700,000	700,000
Wilmington Tax-Free Money Market Fund,
0.12%(g)	99,668	99,668

Total Short-Term Securities (Cost — $799,668) — 1.2%		799,668

Total Investments (Cost — $69,302,662*) — 100.5%		67,460,666
Other Assets in Excess of Liabilities — 1.0%		696,654
Liability for Trust Certificates, Including Interest and Fees Payable — (1.5)%		(1,001,833)

Net Assets — 100.0%		$67,155,487

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$68,044,274

Gross unrealized appreciation	$1,705,549
Gross unrealized depreciation	(3,289,157)

Net unrealized depreciation	$(1,583,608)

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Security represents bonds transferred to a tender option bond trust in exchange for which the Portfolio acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Investments in companies considered to be an affiliate during the period were as follows:

Affiliate	Net Activity		Dividend Income
Merrill Lynch Institutional Tax-Exempt Fund	$1,500,000	†	$15,019

†	Represents net purchase cost.

(g)	Represents current yield as of report date.

10	MARCH 31, 2009

Schedule of Investments (concluded)	Kentucky Municipal Bond Portfolio

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$799,668
Level 2	66,660,998
Level 3	—

Total	$67,460,666

MARCH 31, 2009	11

Schedule of Investments March 31, 2009 (Unaudited)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Guam — 0.5%
Water & Sewer — 0.5%
Guam Government Waterworks Authority RB Series 2005,
5.88%, 7/01/35	$675	$529,801

Multi-State — 4.4%
City, County & State — 4.4%
Centerline Equity Issuer Trust Series 1999,
6.63%, 6/30/09(a)(b)	1,000	1,007,290
Centerline Equity Issuer Trust Series 2000,
7.60%, 11/30/10(a)(b)	1,000	1,053,440
MuniMae Tax-Exempt Bond Subsidiary LLC Series 2000,
6.88%, 6/30/09(a)(b)	2,000	1,399,700
7.75%, 11/01/10(a)(b)	2,000	1,299,700

		4,760,130

Ohio — 67.0%
City, County & State — 9.2%
Brunswick GO Series 1994,
6.30%, 12/01/14	140	141,194
Cincinnati Economic Development RB (Madison Circle Project) Series 2008C,
5.00%, 11/01/32	1,750	1,672,913
Franklin County GO Series 2007,
5.00%, 12/01/31	1,500	1,530,570
Mason GO Series 2008,
4.25%, 12/01/27	1,000	936,500
New Albany Community Authority RB Series 2001B (AMBAC Insured),
5.13%, 10/01/21	2,750	2,794,660
Ohio Infrastructure Improvement GO Series 1997,
5.35%, 8/01/14	2,380	2,731,240

		9,807,077

Education — 33.6%
Cleveland State University General Receipts RB Series 2004 (FGIC Insured),
5.00%, 6/01/34	3,000	2,831,760
Fairfield School District GO Series 1994,
7.45%, 12/01/14	1,000	1,142,340
Mason School District GO Series 2005 (FGIC Insured),
5.00%, 12/01/15	3,000	3,365,580
Miamisburg School District GO Series 2008,
5.00%, 12/01/33	1,500	1,497,780
Monroe Local School District GO Series 2006 (AMBAC Insured),
5.50%, 12/01/25	1,835	2,032,446
Northwestern Local School District GO (Wayne & Ashland Counties Project) Series 1994 (FGIC Insured),
7.20%, 12/01/10	165	170,788
Ohio Higher Educational Facility Commission RB (Denison University Project) Series 2001,
5.13%, 11/01/11(c)	3,000	3,337,650
Ohio Higher Educational Facility Commission RB (University Hospital Health System Project) Series 2007A,
4.50%, 1/15/31	2,000	1,373,640
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 2008C,
5.00%, 12/01/33	2,000	1,899,340
Ohio State University RB Series 2002A,
5.25%, 12/01/18	3,290	3,528,525
Ohio State University RB Series 2009A,
5.00%, 12/01/26	5,000	5,134,700
Olentangy Local School District GO (Construction & Improvement Project) Series 2008,
5.00%, 12/01/36	1,700	1,682,286
University of Cincinnati RB Series 2001A (FGIC Insured),
5.00%, 6/01/31	2,000	1,932,280
Vandalia Butler City School District GO (School Improvement Project) Series 2009,
5.13%, 12/01/37	3,000	2,983,710
West Muskingum Local School District Facilities GO (Construction & Improvement Project) Series 2003 (FGIC Insured),
5.00%, 12/01/24	3,000	3,027,120

		35,939,945

Hospital — 1.8%
Montgomery County RB (Catholic Health Initiatives Project) Series 2008D,
6.13%, 10/01/28	1,000	1,030,850
Scioto County RB (Southern Ohio Medical Center Project) Series 2008,
5.75%, 2/15/38	1,000	870,150

		1,901,000

Housing — 5.5%
Cuyahoga County Multi-Family RB Series 2002A AMT (Government National Mortgage Assoc. Collateralized Insured),
5.35%, 9/20/27	890	887,909
Ohio Housing Finance Agency Capital Fund RB Series 2007A (FSA Insured),
5.00%, 4/01/27	2,000	2,023,660
Ohio Housing Finance Agency RB (Wind River Project) Series 1997A AMT (Government National Mortgage Assoc. Collateralized Insured),
5.55%, 11/01/18	300	301,575

12	MARCH 31, 2009

Schedule of Investments (continued)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (continued)
Housing (concluded)
Ohio Housing Finance Agency RB Series 2008J (Government National Mortgage Assoc. Guaranty, Federal National Mortgage Assoc. Guaranty, Federal Home Loan Mortgage Corp. Credit Support),
6.13%, 9/01/28	$2,500	$2,626,800

		5,839,944

Industrial & Pollution Control — 1.7%
Ohio Air Quality Development Authority RB (Ohio Power Project) Series 2008 AMT,
7.13%, 6/01/41(d)	1,000	1,004,230
Ohio Environment Improvement RB (USX Corp. Project) Series 1999,
5.63%, 5/01/29	1,000	798,160

		1,802,390

Power — 3.2%
American Municipal Power-Ohio, Inc. RB (Prairie State Energy Campus Project) Series 2008A,
5.25%, 2/15/25	1,500	1,529,745
Cleveland Public Power System RB Series 2008B-1, 5.00%,
11/15/38	2,000	1,857,260

		3,387,005

Tax Revenue — 0.9%
Hamilton County Sales Tax RB Series 2000B,
5.25%, 12/01/32	1,015	941,078

Tobacco — 0.8%
Buckeye Tobacco Settlement Financing Authority RB (Senior Current Interest Turbo Project) Series 2007A-2,
6.50%, 6/01/47	250	146,677
5.88%, 6/01/47	1,400	744,520

		891,197

Transportation — 2.7%
Scioto County RB (Marine Terminal Norfolk Southern Corp. Project) Series 1998,
5.30%, 8/15/13(d)	3,000	2,945,970

Water & Sewer — 7.6%
Cincinnati Water System RB Series 2007B,
5.00%, 12/01/32	2,000	2,008,240
Columbus Sewerage System RB Series 2008A,
4.50%, 6/01/29	2,000	1,922,900
4.25%, 6/01/30	1,270	1,145,477
Hamilton County Sewer System RB Series 2005B,
5.00%, 12/01/16	2,720	3,002,798

		8,079,415

		71,535,021

Puerto Rico — 13.1%
City, County & State — 4.7%
Commonwealth of Puerto Rico GO Series 2002 (FGIC Insured),
5.50%, 7/01/11	5,000	4,966,200

Lease Revenue — 4.1%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.38%, 10/01/24	1,000	1,045,500
Puerto Rico Public Finance Corp. Commonwealth Appropriation RB Series 2002E,
5.50%, 2/01/12(c)	2,990	3,300,900

		4,346,400

Transportation — 4.3%
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1998,
5.00%, 7/01/18	5,000	4,630,100

		13,942,700

Total Municipal Bonds — 85.0%		90,767,652

Municipal Bonds Transferred to Tender Option Bond Trusts
Ohio — 4.7%
Hospital — 4.7%
Montgomery County RB Series 2008-2938Z (FSA Insured),
5.00%, 10/01/41	2,000	1,752,790
Ohio Higher Educational Facilities Commission RB (Cleveland Clinic Health Project) Series 2008A,
5.25%, 1/01/33	3,400	3,296,504

		5,049,294

Puerto Rico — 2.0%
Lease Revenue — 2.0%
Puerto Rico Commonwealth Infrastructure Financing Authority SO Series 2000A,
5.50%, 10/01/18(d)	2,000	2,097,660

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.7%		7,146,954

Total Long-Term Investments (Cost — $99,872,011) — 91.7%		97,914,606

Short-Term Securities	Shares
CMA Ohio Municipal Money Fund,
0.32%(e)(f)	11,321,471	11,321,471
Wilmington Tax-Free Money Market Fund,
0.12%(f)	98,953	98,953

Total Short-Term Securities (Cost — $11,420,424) — 10.7%		11,420,424

MARCH 31, 2009	13

Schedule of Investments (concluded)	Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $111,292,435*) — 102.4%	$109,335,030
Other Assets in Excess of Liabilities — 1.1%	1,137,841
Liability for Trust Certificates, Including
Interest and Fees Payable — (3.5)%	(3,712,805)

Net Assets — 100.0%	$106,760,066

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$107,290,961

Gross unrealized appreciation	$2,652,895
Gross unrealized depreciation	(4,303,826)

Net unrealized depreciation	$(1,650,931)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Investments in companies considered to be an affiliate during the period were as follows:

Affiliate	Net Activity		Dividend Income
CMA Ohio Municipal Money Fund	$4,214,186	†	$24,637
† Represents net purchase cost.

(f)	Represents current yield as of report date.

•

Effective July 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”. FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$11,420,424
Level 2	97,914,606
Level 3	—

Total	$109,335,030

14	MARCH 31, 2009

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 20, 2009